SUBSEQUENT EVENTS	3 Months Ended
Feb. 28, 2018
Subsequent Events [Abstract]
Subsequnet Events

NOTE 10 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to February 28, 2018 to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements, except as follows:

As discussed in Note 8, the Company amended its convertible note agreement, dated November 23, 2016, with Auctus Private Equity Fund LLC to allow for additional principal borrowings. As of July 13, 2018, the Company has borrowed an additional $10,000 in principal under this amended convertible note agreement.

Through July 13, 2018, Auctus Private Equity Fund LLC has converted $5,021 in note principal payable into 200,828,600 shares of the Company’s common stock.